Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2018
Financial Risk Management And Fair Value Estimates
Schedule of net monetary position (liability)/asset

. The amounts are presented in Argentine Pesos, the presentation currency of the Group:

Agricultural business

	Net monetary position (Liability)/Asset
	06.30.18	06.30.17
Functional currency	US$	US$
Argentine Peso	(9,476)	(5,240)
Brazilian Reais	60	198
Bolivian Peso	(46)	52
Total	(9,462)	(4,990)

As of June 30, 2018 and 2017, the Group has future exchange contracts pending for an amount of Ps. 45 (liability) and Ps. 9 (liability).

Urban properties and investments business

Operation Center in Argentina

	Net monetary position (Liability)/Asset
	06.30.18		06.30.17
Functional currency	US$	NIS	US$	NIS
Argentine Peso	(13,324)	-	(11,436)	-
Uruguayan Peso	(368)	-	(131)	-
US Dollar	-	-	-	1
Total	(13,692)	-	(11,567)	1

Schedule of derivative contract

The following tables show the outstanding positions for each type of derivative contract for the years ended June 30, 2018 and 2017:

	06.30.18
Type of derivative contract	Tons	Margin	Premium paid or (collected)	Derivatives at fair value	Gain / (Loss) for valuation at fair value at year-end
Forward:
Sales
Corn	17,323	1	-	(5)	(5)
Soybeans	73,274	14	(1)	19	55
Ethanol	2,100	-	-	2	3
Options:
Sale put
Corn	82,323	-	-	(9)	38
Purchase put
Soybeans	(25,330)	2	1	(5)	(5)
Sale call
Corn	2,000	1	1	-	(1)
Total	151,690	18	1	2	85

	06.30.17
Type of derivative contract	Tons	Margin	Premium paid or (collected)	Derivatives at fair value	Gain / (Loss) for valuation at fair value at year-end
Forward:
Sales
Corn	52,468	7	-	2	4
Soybeans	81,729	16	-	(3)	35
Wheat	2,000	-	-	-	-
Livestock	660	-	-	-	-
Purchase
Corn	7,234	-	-	-	-
Soybeans	2,619	-	-	-	2
Wheat	8,101	1	-	-	1
Options:
Sale put
Corn	25,405	-	(2)	(1)	1
Soybeans	35,362	-	(1)	(7)	-
Purchase put
Corn	(25,402)	-	8	4	(3)
Soybeans	(30,004)	-	4	9	3
Sale call
Corn	48,102	1	(5)	(3)	1
Soybeans	31,208	1	(3)	(5)	(2)
Purchase call
Soybeans	(1,005)	-	-	-	-
Total	238,477	26	1	(4)	42

Schedule of liquidity risk management

Where the interest payable is not fixed, the amount disclosed has been determined by reference to the existing conditions at the reporting date.

Agricultural business

	06.30.18
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	3,151	-	-	-	-	3,151
Borrowings (excluding finance lease liabilities)	3,884	1,577	933	776	3,895	11,065
Finance lease obligations	15	1	1	-	137	154
Derivative financial instruments	114	16	-	-	-	130
Total	7,164	1,594	934	776	4,032	14,500

	06.30.17
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	1,154	935	-	-	-	2,089
Borrowings (excluding finance lease liabilities)	3,823	1,718	778	204	134	6,657
Finance lease obligations	9	8	-	-	98	115
Derivative financial instruments	28	-	-	-	-	28
Total	5,014	2,661	778	204	232	8,889

Urban properties and investments business

Operation Center in Argentina

	06.30.18
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	1,173	127	12	10	3	1,325
Borrowings (excluding finance lease liabilities)	3,837	7,787	7,807	1,236	11,450	32,117
Finance lease obligations	7	6	2	-	-	15
Derivative financial instruments	-	-	-	-	46	46
Total	5,017	7,920	7,821	1,246	11,499	33,503

	06.30.17
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	752	8	6	2	5	773
Borrowings (excluding finance lease liabilities)	1,656	529	528	525	6,749	9,987
Finance lease obligations	2	1	1	-	-	4
Derivative financial instruments	5	-	-	-	-	5
Total	2,415	538	535	527	6,754	10,769

Operation Center in Israel

	06.30.18
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	12,080	1,191	1,326	-	-	14,597
Borrowings (excluding finance lease liabilities)	29,733	26,639	22,256	23,734	114,113	216,475
Finance lease obligations	16	-	-	-	-	16
Purchase obligations	3,921	1,823	639	347	229	6,959
Derivative financial instruments	8	-	-	-	-	8
Total	45,758	29,653	24,221	24,081	114,342	238,055

	06.30.17
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	16,850	1,584	692	-	-	19,126
Borrowings (excluding finance lease liabilities)	23,733	18,084	20,837	13,353	67,537	143,544
Finance lease obligations	10	5	5	5		25
Purchase obligations	1,135	1,140	873	5	-	3,153
Derivative financial instruments	62	76	-	-	-	138
Total	41,790	20,889	22,407	13,363	67,537	165,986

Schedule of capital structure of the group

The following tables details the Group’s key metrics in relation to managing its capital structure. The ratios are within the ranges previously established by the Group’s strategy.

Agricultural business

	06.30.18	06.30.17	06.30.16
Gearing ratio (i)	60.08%	23.31%	21.41%
Debt ratio (ii)	112.64%	74.08%	72.64%

(i) Calculated as total debt over total capital (including equity plus total debt).

(ii) Calculated as total debt over total properties at fair value (including trading properties, properties, plant and equipment, investment properties, farmland rights to receive units under barter agreements).

Urban properties and investments business

Operation Center in Argentina

	06.30.18	06.30.17	06.30.16
Gearing ratio (iii)	40.83%	31.66%	29.91%
Debt ratio (iv)	40.58%	29.13%	25.27%

Operation Center in Israel

	06.30.18	06.30.17	06.30.16
Gearing ratio (iii)	82.85%	81.95%	82.74%
Debt ratio (iv)	148.46%	128.04%	137.75%

(iii) Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.

(iv)  Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).